Subsequent Events - Additional Information (Detail) - Apr. 01, 2017 - Sony Electronics Huanan Co., Ltd [Member] - Subsequent event ¥ in Millions, $ in Millions	JPY (¥)	USD ($)
Subsequent Event [Line Items]
Consideration for sale of subsidiaries		$ 234
Sales price of business		$ 95
Gain (loss) on sale of investments | ¥	¥ 27,000